Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
Erste Group Bank AG	543,161	$17,644,708
OMV AG	232,754	10,396,780
Verbund AG	108,020	8,162,398
voestalpine AG(a)	185,952	5,773,963
		41,977,849
Belgium — 2.8%
Ageas SA/NV	256,161	10,248,026
Anheuser-Busch InBev SA/NV	1,372,116	73,195,486
Argenx SE(b)	87,954	34,258,191
D’ieteren Group	34,354	5,943,426
Elia Group SA/NV	46,453	5,621,879
Groupe Bruxelles Lambert NV	157,716	12,170,164
KBC Group NV	395,399	25,977,375
Sofina SA	24,795	5,131,342
Solvay SA	117,353	12,278,049
UCB SA	199,718	17,441,707
Umicore SA	331,199	9,207,293
Warehouses De Pauw CVA	259,115	7,289,685
		218,762,623
Finland — 2.7%
Elisa OYJ	225,633	12,638,989
Fortum OYJ	714,622	9,522,148
Kesko OYJ, Class B	434,840	8,232,813
Kone OYJ, Class B	533,496	27,138,173
Metso Outotec OYJ	1,053,901	11,553,944
Neste OYJ	668,314	25,249,792
Nokia OYJ	8,490,724	34,348,597
Orion OYJ, Class B	169,792	7,199,580
Sampo OYJ, Class A	726,468	33,432,225
Stora Enso OYJ, Class R	919,010	11,658,830
UPM-Kymmene OYJ	843,137	25,346,255
Wartsila OYJ Abp	751,529	8,550,297
		214,871,643
France — 36.4%
Accor SA	290,856	9,685,923
Aeroports de Paris(b)	47,245	7,200,964
Air Liquide SA	827,131	138,588,073
Airbus SE	936,436	122,977,733
Alstom SA	510,849	14,098,403
Amundi SA(c)	97,008	5,474,575
ArcelorMittal SA	762,667	19,023,741
Arkema SA	88,909	7,766,152
AXA SA	2,898,040	82,161,400
BioMerieux	65,723	6,603,391
BNP Paribas SA	1,754,876	102,025,419
Bollore SE	1,405,972	9,020,767
Bouygues SA	325,365	10,439,149
Bureau Veritas SA	466,860	11,864,203
Capgemini SE	260,496	45,445,136
Carrefour SA	930,006	17,116,195
Cie. de Saint-Gobain	774,051	42,986,516
Cie. Generale des Etablissements Michelin SCA	1,071,680	30,580,730
Covivio	76,608	3,761,664
Credit Agricole SA	1,909,547	21,951,074
Danone SA	1,014,234	60,031,398
Dassault Aviation SA	39,827	6,755,503
Dassault Systemes SE	1,054,661	46,497,180
Edenred	391,611	25,207,645
Security	Shares	Value

France (continued)
Eiffage SA	116,107	$12,399,386
Engie SA	2,885,248	43,384,330
EssilorLuxottica SA	459,644	83,242,973
Eurazeo SE	68,906	4,713,127
Eurofins Scientific SE	213,826	14,129,423
Euronext NV(c)	135,913	9,068,820
Gecina SA	73,215	7,519,996
Getlink SE	564,739	9,608,914
Hermes International	50,030	102,052,363
Ipsen SA	60,244	6,984,895
Kering SA	117,485	62,814,722
Klepierre SA	342,066	7,773,077
La Francaise des Jeux SAEM(c)	167,854	6,489,427
Legrand SA	418,645	39,684,103
L’Oreal SA	380,443	162,885,142
LVMH Moet Hennessy Louis Vuitton SE	436,195	381,377,413
Orange SA	2,941,447	35,130,566
Pernod Ricard SA	325,982	70,613,832
Publicis Groupe SA	361,561	26,852,356
Remy Cointreau SA	36,767	5,669,202
Renault SA	306,209	10,284,820
Safran SA	539,952	78,425,152
Sanofi	1,792,558	182,889,270
Sartorius Stedim Biotech	43,718	11,524,722
Schneider Electric SE	857,043	148,267,359
SEB SA	39,555	3,731,325
Societe Generale SA	1,149,048	26,750,374
Sodexo SA	139,760	15,131,344
STMicroelectronics NV	1,079,658	46,993,803
Teleperformance	92,461	13,835,277
Thales SA	167,424	23,336,128
TotalEnergies SE	3,737,152	210,890,425
Unibail-Rodamco-Westfield, New(b)	187,775	8,639,385
Valeo.	327,612	6,304,541
Veolia Environnement SA	1,072,366	31,659,586
Vinci SA	839,557	95,639,791
Vivendi SE	1,137,670	10,107,111
Wendel SE	42,558	4,489,955
Worldline SA/France(b)(c)	377,876	14,729,057
		2,883,286,426
Germany — 24.0%
adidas AG	255,910	41,606,549
Allianz SE, Registered	637,111	136,436,407
BASF SE	1,412,014	67,152,764
Bayer AG, Registered	1,551,926	86,613,481
Bayerische Motoren Werke AG	523,031	57,039,295
Bechtle AG	129,786	5,107,142
Beiersdorf AG	159,233	20,319,659
Brenntag SE	244,062	19,193,703
Carl Zeiss Meditec AG, Bearer	63,957	7,196,486
Commerzbank AG(b)	1,681,587	17,010,268
Continental AG	175,134	11,689,772
Covestro AG(b)(c)	306,721	11,844,883
Daimler Truck Holding AG(b)	780,006	23,674,459
Delivery Hero SE(a)(b)(c)	274,427	10,306,173
Deutsche Bank AG, Registered	3,061,805	31,174,132
Deutsche Boerse AG	300,141	51,913,488
Deutsche Lufthansa AG, Registered(b)	946,911	9,317,551
Deutsche Post AG, Registered	1,589,876	71,693,595
Deutsche Telekom AG, Registered	5,120,091	113,592,059

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
E.ON SE	3,546,597	$42,996,474
Evonik Industries AG	331,765	6,663,727
Fresenius Medical Care AG & Co. KGaA	324,452	13,888,960
Fresenius SE & Co. KGaA	667,306	18,298,941
GEA Group AG	241,341	10,171,530
Hannover Rueck SE	95,253	20,417,839
HeidelbergCement AG	227,225	16,300,205
HelloFresh SE(b)	262,403	6,270,301
Henkel AG & Co. KGaA	164,159	11,794,078
Infineon Technologies AG	2,062,952	76,801,645
Knorr-Bremse AG	115,343	7,913,528
LEG Immobilien SE(b)	117,173	6,102,605
Mercedes-Benz Group AG	1,352,010	101,067,540
Merck KGaA	204,163	35,659,513
MTU Aero Engines AG	84,614	19,574,049
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	221,313	79,161,906
Nemetschek SE	91,511	7,182,358
Puma SE	168,113	8,034,851
QIAGEN NV(b)	357,268	16,181,409
Rational AG	8,166	5,488,252
Rheinmetall AG	68,345	17,313,828
RWE AG	1,004,713	42,074,547
SAP SE	1,649,558	216,299,477
Scout24 SE(c)	118,477	7,610,973
Siemens AG, Registered	1,200,308	197,526,182
Siemens Energy AG(b)	820,730	20,877,346
Siemens Healthineers AG(c)	445,473	25,297,430
Symrise AG	209,757	22,463,431
Talanx AG(b)	100,054	5,577,325
Telefonica Deutschland Holding AG	1,409,663	3,974,510
Volkswagen AG	46,226	6,995,534
Vonovia SE	1,131,477	20,818,487
Wacker Chemie AG	28,835	3,828,060
Zalando SE(b)(c)	354,321	10,303,585
		1,903,812,292
Ireland — 2.4%
AIB Group PLC	2,111,573	8,729,086
Bank of Ireland Group PLC	1,690,594	15,975,684
CRH PLC	1,172,142	55,468,834
Flutter Entertainment PLC, Class DI(b)	278,693	54,736,117
Kerry Group PLC, Class A	251,751	24,554,566
Kingspan Group PLC	244,919	16,304,665
Smurfit Kappa Group PLC	410,955	14,642,393
		190,411,345
Italy — 7.2%
Amplifon SpA	196,724	6,823,753
Assicurazioni Generali SpA	1,601,069	30,415,499
CNH Industrial NV	1,616,498	20,690,414
Davide Campari-Milano NV	829,302	10,850,667
DiaSorin SpA	40,098	4,141,578
Enel SpA	12,848,169	80,866,402
Eni SpA	3,667,200	48,798,489
Ferrari NV	199,120	56,996,629
FinecoBank Banca Fineco SpA	969,825	12,955,076
Infrastrutture Wireless Italiane SpA(c)	531,090	6,771,395
Intesa Sanpaolo SpA	25,496,972	59,215,519
Mediobanca Banca di Credito Finanziario SpA	872,017	9,638,970
Moncler SpA	325,370	22,143,744
Nexi SpA(b)(c)	944,040	7,423,684
Security	Shares	Value

Italy (continued)
Poste Italiane SpA(c)	832,288	$8,651,473
Prysmian SpA	402,406	14,966,924
Recordati Industria Chimica e Farmaceutica SpA	166,863	7,277,321
Snam SpA	3,188,872	16,715,921
Stellantis NV	3,553,385	54,148,046
Telecom Italia SpA/Milano(a)(b)	15,740,281	4,183,922
Tenaris SA	746,671	9,268,887
Terna - Rete Elettrica Nazionale	2,226,558	18,708,151
UniCredit SpA	2,912,538	56,160,368
		567,812,832
Netherlands — 13.9%
ABN AMRO Bank NV, CVA(c)	646,911	9,451,169
Adyen NV(b)(c)	34,280	56,145,192
Aegon NV	2,665,798	11,713,980
AerCap Holdings NV(b)	262,326	14,973,568
Akzo Nobel NV	269,224	20,293,617
ASM International NV	74,058	32,222,134
ASML Holding NV	636,833	460,638,077
Coca-Cola Europacific Partners PLC	324,939	20,272,944
DSM-Firmenich AG(b)	276,108	30,705,524
EXOR NV, NVS(b)	170,582	14,166,052
Heineken Holding NV	180,771	15,384,560
Heineken NV	409,458	41,428,324
IMCD NV	90,098	13,581,162
ING Groep NV(b)	5,717,710	70,448,414
JDE Peet’s NV	198,546	5,768,299
Just Eat Takeaway.com NV(b)(c)	330,104	4,992,555
Koninklijke Ahold Delhaize NV	1,541,278	48,862,126
Koninklijke KPN NV	5,183,021	17,830,872
Koninklijke Philips NV	1,470,482	27,781,222
NN Group NV	396,107	14,290,430
OCI NV	167,169	3,710,441
Prosus NV	1,266,165	83,446,082
Randstad NV	174,359	8,553,302
Universal Music Group NV	1,294,281	25,674,708
Wolters Kluwer NV	406,796	46,465,942
		1,098,800,696
Portugal — 0.5%
EDP - Energias de Portugal SA	4,631,040	22,622,141
Galp Energia SGPS SA	787,692	8,341,576
Jeronimo Martins SGPS SA	448,934	10,849,127
		41,812,844
Spain — 7.6%
Acciona SA	39,165	6,347,721
ACS Actividades de Construccion y Servicios SA	343,393	11,459,352
Aena SME SA(c)	119,526	18,754,529
Amadeus IT Group SA(b)	711,649	51,071,491
Banco Bilbao Vizcaya Argentaria SA	9,525,720	62,628,605
Banco Santander SA	25,992,225	84,917,365
CaixaBank SA	6,518,077	23,956,085
Cellnex Telecom SA(c)	892,810	36,181,529
Corp. ACCIONA Energias Renovables SA	113,953	3,798,535
EDP Renovaveis SA	402,069	7,994,787
EDP Renovaveis SA	5,014	99,699
Enagas SA	213,004	4,070,007
Endesa SA	514,370	11,154,282
Ferrovial SA	804,395	24,958,391
Grifols SA(b)	475,069	5,527,834
Iberdrola SA	9,195,879	112,298,416

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	1,723,170	$57,649,952
Naturgy Energy Group SA	207,490	5,922,124
Red Electrica Corp. SA	392,304	6,652,789
Repsol SA	2,096,875	28,417,761
Telefonica SA	8,210,781	34,967,776
		598,829,030
Total Common Stocks — 98.0%
(Cost: $8,433,626,934)		7,760,377,580

Preferred Stocks

Germany — 1.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	92,475	9,520,395
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	179,887	22,396,940
Henkel AG & Co. KGaA, Preference Shares, NVS	267,370	21,339,715
Porsche Automobil Holding SE, Preference Shares, NVS	241,975	13,478,166
Sartorius AG, Preference Shares, NVS	41,401	13,895,016
Volkswagen AG, Preference Shares, NVS	325,741	40,809,381
		121,439,613
Total Preferred Stocks — 1.5%
(Cost: $163,760,822)		121,439,613

Total Long-Term Investments — 99.5%
(Cost: $8,597,387,756)		7,881,817,193
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	4,479,132	$4,480,028
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	24,860,000	24,860,000

Total Short-Term Securities — 0.4%
(Cost: $29,340,230)		29,340,028

Total Investments — 99.9%
(Cost: $8,626,727,986)		7,911,157,221

Other Assets Less Liabilities — 0.1%		7,496,831

Net Assets — 100.0%		$7,918,654,052

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,209,554	$—	$(8,759,194	)(a)	$35,076	$(5,408)	$4,480,028	4,479,132	$144,204	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,890,000	—	(30,000	)(a)	—	—	24,860,000	24,860,000	750,216		24
					$35,076	$(5,408)	$29,340,028		$894,420		$24

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	827	06/16/23	$37,398	$(1,022,938)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$77,297,660	$7,683,079,920	$—	$7,760,377,580
Preferred Stocks	—	121,439,613	—	121,439,613
Short-Term Securities
Money Market Funds	29,340,028	—	—	29,340,028
	$106,637,688	$7,804,519,533	$—	$7,911,157,221
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,022,938)	$—	$(1,022,938)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4